Operating costs and non-underlying items - Summary of Non-underlying items Related to Gross Profit and Operating Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of non underlying items [Abstract]
Non-underlying items within operating profit before tax	€ (1,239)	€ 3,176	[1]	€ (543)	[1]
Acquisition and disposal-related costs	(132)	76		(159)
Gain/(loss) on disposal of group companies	70	4,331		334
Restructuring costs	(1,159)	(914)		(638)
Impairments	(18)	(208)
One-off items		(109)		(80)
Tax on non-underlying items within operating profit	309	(259)		77
Non-underlying items within operating profit after tax	(930)	2,917		(466)
Non-underlying items not in operating profit but within net profit before tax	35	154		(382)
Premium paid on buyback of preference shares				(382)
Share of gain on disposal of Spreads business in Portugal JV	3	32
Net monetary gain arising from hyperinflationary economies	32	122	[1]		[1]
Tax impact of non-underlying items not in operating profit but within net profit	(196)	(29)		578
Impact of US tax reform	0	(29)		578
Taxes related to the reorganisation of our European business	(175)
Hyperinflation adjustment for Argentina deferred tax	(21)
Non-underlying items not in operating profit but within net profit after tax	(161)	125		196
Non-underlying items after tax	(1,091)	3,042		(270)
Attributable to:
Non-controlling interest	(28)	18		(8)
Shareholders' equity	€ (1,063)	€ 3,024	[1]	€ (262)	[1]

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.